UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  June 30, 2009
Check here if Amendment [X ];
Amendment Number:  _______1_________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 23, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		91
Form 13F Information Table Value Total in Thousands: 	$ 240,896

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      492     8194 SH       Sole                                       8194
Abbott Laboratories            COM              002824100     5888   125163 SH       Sole                                     125163
Aixtron Aktiengesellschaft - A COM              009606104      208    16790 SH       Sole                                      16790
Apple Computer, Inc.           COM              037833100      353     2479 SH       Sole                                       2479
Aptargroup, Inc.               COM              038336103      315     9324 SH       Sole                                       9324
Asia Info Holdings Inc.        COM              04518a104     1130    65680 SH       Sole                                      65680
Atheros Communications, Inc.   COM              04743p108     5598   290962 SH       Sole                                     290962
Baxter International           COM              071813109     4616    87165 SH       Sole                                      87165
Bluephoenix Solutions, Ltd     COM              M20157109     1195   487937 SH       Sole                                     487937
Cameron International Corp     COM              13342b105      634    22387 SH       Sole                                      22387
Cardionet, Inc.                COM              14159l103     3513   215270 SH       Sole                                     215270
Celgene Corporation            COM              151020104     8988   187870 SH       Sole                                     187870
China Medical Technologies, In COM              169483104     5769   289729 SH       Sole                                     289729
China Security                 COM              16942J105      109    14490 SH       Sole                                      14490
Corning Inc.                   COM              219350105     3852   239835 SH       Sole                                     239835
Diamond Foods, Inc.            COM              252603105      238     8530 SH       Sole                                       8530
E-House Holdings ADR           COM              26852W103      201    13050 SH       Sole                                      13050
Exact Identification Corp.     COM              300626108        0    10000 SH       Sole                                      10000
Expeditors Intl. of Washington COM              302130109     3052    91547 SH       Sole                                      91547
Exxon Mobil Corp.              COM              30231G102     2463    35225 SH       Sole                                      35225
Flowserve Corp.                COM              34354p105     3651    52305 SH       Sole                                      52305
Focus Media Holding Limited -  COM              34415v109     2909   360977 SH       Sole                                     360977
Fushi Copperweld, Inc.         COM              36113e107      377    45595 SH       Sole                                      45595
General Electric               COM              369604103     4373   373121 SH       Sole                                     373121
General Steel Holdings         COM              370853103       73    18500 SH       Sole                                      18500
Google Inc.                    COM              38259P508      570     1353 SH       Sole                                       1353
IPC The Hospitalist Company, I COM              44984a105      461    17255 SH       Sole                                      17255
Itron, Inc.                    COM              465741106     7442   135145 SH       Sole                                     135145
Jinpan Intl Ltd                COM              G5138L100     3865   135146 SH       Sole                                     135146
Johnson & Johnson              COM              478160104      404     7104 SH       Sole                                       7104
Libbey Inc.                    COM              529898108       21    15072 SH       Sole                                      15072
Mindray Medical Intl Ltd.      COM              602675100     5580   199871 SH       Sole                                     199871
NICE-Systems Ltd. ADR          COM              653656108     7571   328175 SH       Sole                                     328175
Natl Oilwell Varco             COM              637071101    12077   369786 SH       Sole                                     369786
Navios Maritime                COM              y62196103     1346   318290 SH       Sole                                     318290
Neutral Tandem, Inc.           COM              64128b108      215     7275 SH       Sole                                       7275
Nuance Communication           COM              67020Y100      200    16500 SH       Sole                                      16500
Procter & Gamble Co.           COM              742718109     8131   159112 SH       Sole                                     159112
Quanta Services, Inc.          COM              74762e102    10684   461912 SH       Sole                                     461912
Research In Motion Limited     COM              760975102    11166   157067 SH       Sole                                     157067
Schlumberger Ltd.              COM              806857108     1100    20324 SH       Sole                                      20324
Stericycle, Inc.               COM              858912108     6033   117078 SH       Sole                                     117078
Sunpower Corp                  COM              867652109     3221   121060 SH       Sole                                     121060
Tetra Tech Inc.New             COM              88162G103     7747   270415 SH       Sole                                     270415
Thermo Fisher Scientific       COM              883556102     8570   210214 SH       Sole                                     210214
Visionchina Media, INC.        COM              92833u103      123    20065 SH       Sole                                      20065
Yingli Green Energy ADR        COM              98584b103      372    27490 SH       Sole                                      27490
AT&T Corp.                     COM              00206r102      838    33725 SH       Sole                                      33725
Alaska Communications Systems  COM              01167p101      463    63279 SH       Sole                                      63279
BP P.L.C.                      COM              055622104     1026    21527 SH       Sole                                      21527
Bristol Myers Squibb Co.       COM              110122108      648    31885 SH       Sole                                      31885
Consolidated Edison Co.        COM              209115104      720    19250 SH       Sole                                      19250
Dow Chemical Co.               COM              260543103     9574   593180 SH       Sole                                     593180
Frontier Communications        COM              35906a108      982   137488 SH       Sole                                     137488
Great Plains Energy            COM              391164100      196    12620 SH       Sole                                      12620
Heinz H J Co                   COM              423074103      248     6935 SH       Sole                                       6935
Verizon Communications         COM              92343V104      819    26644 SH       Sole                                      26644
Windstream Corp                COM              97381w104     1119   133810 SH       Sole                                     133810
Videolocity International Inc. COM              92699a100        0    20000 SH       Sole                                      20000
Market Vectors Agribusiness ET COM              57060U605      586    17023 SH       Sole                                      17023
Powershares QQQ Tr Ser 1       COM              73935a104      847    23273 SH       Sole                                      23273
Sector SPDR TR SBI Utilities R COM              81369Y886      432    15489 SH       Sole                                      15489
Solar Energy Index ETF         COM              18383m621      233    24435 SH       Sole                                      24435
iShares DJ Healthcare SC       COM              464287762      318     5879 SH       Sole                                       5879
iShares Goldman Sachs Natural  COM              464287374     1171    42245 SH       Sole                                      42245
iShares Russell Midcap Index F COM              464287499     1942    29648 SH       Sole                                      29648
iShares FTSE/Xinhua China 25 I COM              464287184     2337    60907 SH       Sole                                      60907
iShares MSCI Emerging Market I COM              464287234     1456    45162 SH       Sole                                      45162
iShares S&P Global - Utilities COM              464288711      251     5916 SH       Sole                                       5916
iShares Lehman Aggregate Bond  COM              464287226     1450    14190 SH       Sole                                      14190
iShares Lehman TIPS            COM              464287176      567     5576 SH       Sole                                       5576
iShares iBoxx $ High Yield Cor COM              464288513      295     3701 SH       Sole                                       3701
iShares iBoxx $Invest Grade Co COM              464287242    21289   212300 SH       Sole                                     212300
Aeterna Zentaris Inc.          COM              007979990       24    14142 SH       Sole                                      14142
Exxon Mobil Corp.              COM              30231g102      425     6079 SH       Sole                                       6079
General Electric               COM              369604103    19713  1682003 SH       Sole                                    1682003
Kroger Company                 COM              501044101      219     9950 SH       Sole                                       9950
Valspar Corp.                  COM              920355104     6362   282360 SH       Sole                                     282360
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      266    47600 SH       Sole                                      47600
Aberdeen Global Income Fund In COM              003013109      244    23000 SH       Sole                                      23000
Morgan Stanley Emerging Market COM              61744h105      104    12500 SH       Sole                                      12500
TIAA-CREF Institutional Small  COM              87244w565      200 22293.638 SH      Sole                                  22293.638
Tiaa Cref Institutional Equity COM              886315753      180 25984.733 SH      Sole                                  25984.733
Fidelity AMT Tax Free Money Fu COM              316448406     1000 1000000.000 SH    Sole                                 1000000.00
Fidelity U.S. Treasury Money M COM              846823102     1723 1722813.250 SH    Sole                                 1722813.25
Fidelity US Government Money M COM              316413202       77 76635.070 SH      Sole                                  76635.070
Franklin Fed Interm T/F A      COM              354723710      155 14072.120 SH      Sole                                  14072.120
Nuveen Arizona Municipal Bond  COM              67065l104      176 18056.265 SH      Sole                                  18056.265
Putnam Arizona Tax Exempt Inco COM              746441104       90 10554.112 SH      Sole                                  10554.112
UBS Select Treasury Institutio COM              90262y802     2965 2965397.800 SH    Sole                                 2965397.80
Teppco Partners L.P            COM              872384102      270     9034 SH       Sole                                       9034